Quarterly Holdings Report
for
Fidelity® VIP Investment Grade Central Fund
September 30, 2022
VIGC-NPRT3-1122
1.837325.116
Nonconvertible Bonds - 33.0%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
2.55% 12/1/33	4,584,000	3,393,735
3.8% 12/1/57	4,678,000	3,160,198
4.3% 2/15/30	859,000	784,845
4.75% 5/15/46	4,816,000	4,036,491
Verizon Communications, Inc.:
2.1% 3/22/28	1,835,000	1,549,132
2.55% 3/21/31	1,698,000	1,355,731
3% 3/22/27	397,000	360,997
4.862% 8/21/46	2,282,000	1,968,189
5.012% 4/15/49	89,000	79,417
		16,688,735
Entertainment - 0.4%
The Walt Disney Co.:
3.8% 3/22/30	7,061,000	6,420,066
4.7% 3/23/50	2,229,000	1,981,658
		8,401,724
Media - 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.25% 1/15/29	1,100,000	861,270
4.4% 4/1/33	1,073,000	888,516
4.908% 7/23/25	1,184,000	1,154,588
5.25% 4/1/53	1,073,000	821,655
5.375% 5/1/47	5,574,000	4,311,665
5.5% 4/1/63	1,073,000	810,660
6.484% 10/23/45	842,000	741,454
Comcast Corp.:
2.937% 11/1/56	2,100,000	1,253,436
3.9% 3/1/38	329,000	268,200
4.65% 7/15/42	779,000	669,070
Discovery Communications LLC:
3.625% 5/15/30	1,066,000	875,441
4.65% 5/15/50	2,883,000	1,972,664
Fox Corp.:
4.03% 1/25/24	389,000	384,189
4.709% 1/25/29	563,000	528,902
5.476% 1/25/39	555,000	481,327
5.576% 1/25/49	368,000	314,703
Magallanes, Inc.:
3.428% 3/15/24 (b)	1,267,000	1,224,177
3.638% 3/15/25 (b)	694,000	657,233
3.755% 3/15/27 (b)	1,357,000	1,214,114
4.054% 3/15/29 (b)	470,000	405,933
4.279% 3/15/32 (b)	1,970,000	1,620,685
5.05% 3/15/42 (b)	996,000	745,251
5.141% 3/15/52 (b)	1,583,000	1,150,554
Time Warner Cable LLC:
4.5% 9/15/42	283,000	195,385
5.5% 9/1/41	521,000	408,941
5.875% 11/15/40	460,000	378,678
6.55% 5/1/37	6,199,000	5,593,297
7.3% 7/1/38	1,160,000	1,103,133
		31,035,121
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc.:
3.2% 3/15/27 (b)	1,461,000	1,334,422
3.8% 3/15/32 (b)	1,275,000	1,102,686
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	1,871,000	1,726,635
3.875% 4/15/30	2,705,000	2,399,377
4.375% 4/15/40	404,000	328,971
4.5% 4/15/50	793,000	634,839
		7,526,930
TOTAL COMMUNICATION SERVICES		63,652,510
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.1%
General Motors Financial Co., Inc. 4.25% 5/15/23	638,000	635,461
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (b)	1,531,000	1,513,899
		2,149,360
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	899,000	895,255
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
3.5% 7/1/27	517,000	482,820
3.6% 7/1/30	615,000	553,021
		1,035,841
Household Durables - 0.1%
Toll Brothers Finance Corp. 4.875% 3/15/27	1,135,000	1,041,780
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	1,348,000	1,292,600
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30	234,000	205,773
AutoZone, Inc.:
3.625% 4/15/25	350,000	336,743
4% 4/15/30	1,629,000	1,461,851
Lowe's Companies, Inc.:
3.35% 4/1/27	211,000	195,416
3.75% 4/1/32	649,000	561,387
4.25% 4/1/52	2,647,000	2,026,811
4.45% 4/1/62	2,720,000	2,030,152
4.5% 4/15/30	1,170,000	1,093,790
O'Reilly Automotive, Inc. 4.2% 4/1/30	361,000	331,006
		8,242,929
TOTAL CONSUMER DISCRETIONARY		14,657,765
CONSUMER STAPLES - 2.3%
Beverages - 1.2%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,842,000	2,561,331
4.9% 2/1/46	3,531,000	3,068,721
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	1,135,000	1,013,178
4.35% 6/1/40	1,082,000	916,401
4.5% 6/1/50	1,534,000	1,264,061
4.6% 6/1/60	1,135,000	894,745
4.75% 4/15/58	1,764,000	1,447,674
5.45% 1/23/39	1,439,000	1,371,230
5.55% 1/23/49	3,287,000	3,091,394
5.8% 1/23/59 (Reg. S)	3,472,000	3,314,787
Molson Coors Beverage Co.:
3% 7/15/26	2,300,000	2,100,671
5% 5/1/42	4,016,000	3,385,893
The Coca-Cola Co.:
3.375% 3/25/27	1,742,000	1,661,977
3.45% 3/25/30	1,064,000	967,180
		27,059,243
Food Products - 0.5%
General Mills, Inc. 2.875% 4/15/30	220,000	186,935
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	4,189,000	3,578,956
3% 5/15/32 (b)	3,400,000	2,510,900
3.625% 1/15/32 (b)	320,000	250,000
5.125% 2/1/28 (b)	1,340,000	1,255,942
5.5% 1/15/30 (b)	380,000	351,025
5.75% 4/1/33 (b)	2,700,000	2,438,478
		10,572,236
Tobacco - 0.6%
Altria Group, Inc.:
4.25% 8/9/42	1,696,000	1,160,101
4.5% 5/2/43	1,137,000	801,388
4.8% 2/14/29	311,000	287,075
5.375% 1/31/44	1,030,000	833,854
5.95% 2/14/49	407,000	336,987
Imperial Tobacco Finance PLC:
4.25% 7/21/25 (b)	4,751,000	4,555,639
6.125% 7/27/27 (b)	1,136,000	1,119,371
Reynolds American, Inc.:
4.45% 6/12/25	718,000	693,671
5.7% 8/15/35	373,000	315,446
6.15% 9/15/43	1,227,000	1,024,431
7.25% 6/15/37	909,000	849,773
		11,977,736
TOTAL CONSUMER STAPLES		49,609,215
ENERGY - 3.8%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	18,000	17,336
4.85% 11/15/35	661,000	576,658
		593,994
Oil, Gas & Consumable Fuels - 3.8%
Canadian Natural Resources Ltd.:
3.8% 4/15/24	2,081,000	2,034,055
5.85% 2/1/35	766,000	720,258
Cenovus Energy, Inc. 3.75% 2/15/52	2,600,000	1,761,847
Columbia Pipeline Group, Inc. 4.5% 6/1/25	410,000	401,372
DCP Midstream Operating LP:
3.875% 3/15/23	543,000	536,213
5.6% 4/1/44	376,000	338,474
6.45% 11/3/36 (b)	760,000	694,342
6.75% 9/15/37 (b)	1,037,000	1,005,514
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	1,086,000	1,060,208
Enbridge, Inc.:
4% 10/1/23	863,000	855,413
4.25% 12/1/26	544,000	517,399
Energy Transfer LP:
3.75% 5/15/30	710,000	601,201
3.9% 5/15/24 (c)	405,000	394,857
4.2% 9/15/23	364,000	360,083
4.25% 3/15/23	312,000	311,169
4.5% 4/15/24	387,000	380,904
4.95% 6/15/28	1,242,000	1,156,783
5% 5/15/50	2,045,000	1,598,368
5.25% 4/15/29	629,000	591,546
5.4% 10/1/47	414,000	335,206
5.8% 6/15/38	692,000	606,193
6% 6/15/48	451,000	389,660
6.25% 4/15/49	432,000	383,239
Enterprise Products Operating LP 3.7% 2/15/26	1,472,000	1,404,312
Exxon Mobil Corp. 3.482% 3/19/30	4,122,000	3,743,115
Hess Corp.:
4.3% 4/1/27	1,500,000	1,411,084
5.6% 2/15/41	4,059,000	3,549,895
7.125% 3/15/33	308,000	322,038
7.3% 8/15/31	411,000	434,053
7.875% 10/1/29	1,346,000	1,460,961
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	521,000	518,570
6.55% 9/15/40	141,000	132,741
Kinder Morgan, Inc. 5.55% 6/1/45	747,000	650,786
MPLX LP:
4.5% 7/15/23	606,000	603,113
4.8% 2/15/29	345,000	321,036
4.875% 12/1/24	839,000	828,774
4.95% 9/1/32	2,116,000	1,922,344
5.5% 2/15/49	1,036,000	879,284
Occidental Petroleum Corp.:
5.55% 3/15/26	1,587,000	1,588,809
6.2% 3/15/40	521,000	504,068
6.45% 9/15/36	1,412,000	1,412,000
6.6% 3/15/46	1,751,000	1,803,530
7.5% 5/1/31	2,356,000	2,462,020
Petroleos Mexicanos:
4.5% 1/23/26	1,632,000	1,401,888
5.95% 1/28/31	1,097,000	738,391
6.35% 2/12/48	4,049,000	2,160,749
6.49% 1/23/27	1,175,000	978,893
6.5% 3/13/27	1,481,000	1,240,189
6.5% 1/23/29	1,705,000	1,304,496
6.7% 2/16/32	1,810,000	1,264,104
6.75% 9/21/47	3,713,000	2,060,715
6.84% 1/23/30	5,684,000	4,223,212
6.95% 1/28/60	2,417,000	1,329,132
7.69% 1/23/50	4,972,000	3,026,456
Phillips 66 Co.:
3.7% 4/6/23	146,000	145,509
3.85% 4/9/25	188,000	182,179
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	405,000	337,361
3.6% 11/1/24	426,000	409,605
Sabine Pass Liquefaction LLC 4.5% 5/15/30	2,447,000	2,229,142
The Williams Companies, Inc.:
3.5% 11/15/30	2,609,000	2,214,999
3.7% 1/15/23	371,000	370,731
3.9% 1/15/25	373,000	360,980
4.3% 3/4/24	1,671,000	1,647,473
4.5% 11/15/23	537,000	534,053
4.55% 6/24/24	4,091,000	4,050,629
4.65% 8/15/32	2,206,000	2,002,278
5.3% 8/15/52	500,000	435,192
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	312,000	263,770
3.95% 5/15/50	1,007,000	743,647
Western Gas Partners LP:
3.95% 6/1/25	266,000	250,040
4.5% 3/1/28	613,000	554,765
4.65% 7/1/26	2,778,000	2,597,430
4.75% 8/15/28	354,000	322,140
		82,366,985
TOTAL ENERGY		82,960,979
FINANCIALS - 15.9%
Banks - 6.6%
Bank of America Corp.:
2.299% 7/21/32 (c)	4,656,000	3,479,590
3.3% 1/11/23	1,332,000	1,328,689
3.419% 12/20/28 (c)	5,817,000	5,164,908
3.5% 4/19/26	1,541,000	1,447,625
3.864% 7/23/24 (c)	1,340,000	1,321,774
3.95% 4/21/25	1,265,000	1,219,678
4.2% 8/26/24	6,127,000	6,026,572
4.25% 10/22/26	1,307,000	1,241,682
4.45% 3/3/26	465,000	448,077
5.015% 7/22/33 (c)	12,054,000	11,181,923
Barclays PLC:
2.852% 5/7/26 (c)	2,482,000	2,253,058
4.375% 1/12/26	1,908,000	1,798,661
5.088% 6/20/30 (c)	2,253,000	1,958,671
5.2% 5/12/26	1,908,000	1,813,689
BNP Paribas SA 2.219% 6/9/26 (b)(c)	2,313,000	2,079,718
Citigroup, Inc.:
3.352% 4/24/25 (c)	1,521,000	1,466,799
3.875% 3/26/25	2,914,000	2,797,665
4.3% 11/20/26	532,000	503,372
4.412% 3/31/31 (c)	3,258,000	2,922,846
4.45% 9/29/27	5,245,000	4,855,160
4.6% 3/9/26	673,000	656,100
4.91% 5/24/33 (c)	3,492,000	3,212,625
5.5% 9/13/25	1,694,000	1,691,362
Citizens Financial Group, Inc. 2.638% 9/30/32	1,490,000	1,086,318
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	802,000	665,925
Discover Bank 4.2% 8/8/23	874,000	868,607
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	512,000	505,088
HSBC Holdings PLC:
4.25% 3/14/24	675,000	660,729
4.95% 3/31/30	437,000	401,514
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	1,330,000	1,239,634
5.71% 1/15/26 (b)	3,922,000	3,567,124
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	1,324,000	1,048,735
3.797% 7/23/24 (c)	1,754,000	1,730,024
3.875% 9/10/24	13,419,000	13,123,040
4.125% 12/15/26	4,319,000	4,075,481
4.493% 3/24/31 (c)	3,926,000	3,571,256
4.586% 4/26/33 (c)	12,887,000	11,595,887
4.912% 7/25/33 (c)	2,729,000	2,516,562
NatWest Group PLC:
3.073% 5/22/28 (c)	1,427,000	1,226,280
5.125% 5/28/24	6,295,000	6,181,622
NatWest Markets PLC 2.375% 5/21/23 (b)	2,667,000	2,612,300
Rabobank Nederland 4.375% 8/4/25	2,285,000	2,183,406
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	1,754,000	1,462,696
Societe Generale:
1.038% 6/18/25 (b)(c)	4,852,000	4,475,767
1.488% 12/14/26 (b)(c)	2,986,000	2,527,126
Wells Fargo & Co.:
2.406% 10/30/25 (c)	1,400,000	1,306,954
3.526% 3/24/28 (c)	2,893,000	2,620,240
4.478% 4/4/31 (c)	4,386,000	4,011,874
5.013% 4/4/51 (c)	6,470,000	5,584,737
Westpac Banking Corp. 4.11% 7/24/34 (c)	1,139,000	969,284
		142,688,454
Capital Markets - 4.2%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	1,700,000	1,632,554
4.25% 2/15/24	1,315,000	1,302,725
Ares Capital Corp.:
3.875% 1/15/26	3,822,000	3,477,288
4.2% 6/10/24	2,732,000	2,644,970
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	3,245,000	2,952,197
3.75% 3/26/25	1,429,000	1,331,189
3.8% 6/9/23	2,632,000	2,589,983
3.869% 1/12/29 (b)(c)	1,233,000	1,005,651
4.194% 4/1/31 (b)(c)	2,950,000	2,320,361
4.55% 4/17/26	790,000	726,814
Deutsche Bank AG 4.5% 4/1/25	3,669,000	3,411,871
Deutsche Bank AG New York Branch 3.3% 11/16/22	2,856,000	2,847,940
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	2,893,000	2,181,281
3.102% 2/24/33 (c)	1,545,000	1,227,123
3.2% 2/23/23	2,193,000	2,182,013
3.691% 6/5/28 (c)	12,774,000	11,550,564
3.8% 3/15/30	4,751,000	4,119,415
4.25% 10/21/25	696,000	671,790
6.75% 10/1/37	689,000	686,715
Moody's Corp.:
3.25% 1/15/28	732,000	661,752
3.75% 3/24/25	1,557,000	1,511,257
4.875% 2/15/24	687,000	688,703
Morgan Stanley:
3.125% 1/23/23	7,975,000	7,948,821
3.125% 7/27/26	6,737,000	6,203,522
3.622% 4/1/31 (c)	3,078,000	2,660,097
3.625% 1/20/27	3,374,000	3,138,572
3.737% 4/24/24 (c)	1,534,000	1,517,912
4.431% 1/23/30 (c)	1,348,000	1,239,164
4.875% 11/1/22	2,377,000	2,377,452
4.889% 7/20/33 (c)	6,522,000	6,043,041
5% 11/24/25	4,489,000	4,431,337
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	1,534,000	1,480,296
UBS Group AG:
1.494% 8/10/27 (b)(c)	1,788,000	1,502,060
4.125% 9/24/25 (b)	1,614,000	1,541,168
		91,807,598
Consumer Finance - 2.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	3,388,000	3,095,233
2.45% 10/29/26	1,236,000	1,042,698
2.875% 8/14/24	1,839,000	1,729,425
3% 10/29/28	1,295,000	1,038,546
3.3% 1/30/32	1,385,000	1,041,614
3.5% 1/15/25	2,546,000	2,392,582
4.125% 7/3/23	1,286,000	1,275,934
4.45% 4/3/26	959,000	894,650
4.875% 1/16/24	1,538,000	1,513,042
6.5% 7/15/25	1,112,000	1,109,993
Ally Financial, Inc.:
1.45% 10/2/23	678,000	654,493
3.05% 6/5/23	2,954,000	2,922,811
5.125% 9/30/24	656,000	651,853
5.8% 5/1/25	1,606,000	1,612,737
8% 11/1/31	829,000	869,088
Capital One Financial Corp.:
2.6% 5/11/23	2,292,000	2,265,418
2.636% 3/3/26 (c)	1,495,000	1,389,082
3.273% 3/1/30 (c)	1,912,000	1,598,685
3.65% 5/11/27	4,134,000	3,793,470
3.8% 1/31/28	2,165,000	1,956,398
4.927% 5/10/28 (c)	2,300,000	2,191,296
4.985% 7/24/26 (c)	2,151,000	2,102,924
5.247% 7/26/30 (c)	2,770,000	2,579,429
Discover Financial Services:
3.85% 11/21/22	1,546,000	1,544,041
3.95% 11/6/24	873,000	850,845
4.1% 2/9/27	875,000	804,495
4.5% 1/30/26	1,437,000	1,362,814
Ford Motor Credit Co. LLC:
4.063% 11/1/24	5,400,000	5,068,710
5.584% 3/18/24	1,916,000	1,878,255
Synchrony Financial:
3.95% 12/1/27	2,356,000	2,043,655
4.25% 8/15/24	2,051,000	1,999,825
4.375% 3/19/24	1,677,000	1,646,928
5.15% 3/19/29	2,576,000	2,340,776
Toyota Motor Credit Corp. 2.9% 3/30/23	2,377,000	2,359,083
		61,620,828
Diversified Financial Services - 1.1%
Blackstone Private Credit Fund:
4.7% 3/24/25	5,035,000	4,765,252
7.05% 9/29/25 (b)	2,656,000	2,622,788
Brixmor Operating Partnership LP:
4.05% 7/1/30	1,554,000	1,309,157
4.125% 6/15/26	1,425,000	1,333,115
4.125% 5/15/29	1,549,000	1,346,354
Corebridge Financial, Inc.:
3.5% 4/4/25 (b)	646,000	613,661
3.65% 4/5/27 (b)	2,280,000	2,082,222
3.85% 4/5/29 (b)	904,000	796,730
3.9% 4/5/32 (b)	1,076,000	908,218
4.35% 4/5/42 (b)	245,000	188,494
4.4% 4/5/52 (b)	724,000	550,280
Equitable Holdings, Inc.:
3.9% 4/20/23	208,000	206,906
4.35% 4/20/28	1,304,000	1,221,527
Jackson Financial, Inc.:
5.17% 6/8/27	1,014,000	976,265
5.67% 6/8/32	1,281,000	1,171,373
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	1,871,000	1,831,522
Pine Street Trust I 4.572% 2/15/29 (b)	1,750,000	1,611,538
Pine Street Trust II 5.568% 2/15/49 (b)	1,748,000	1,556,308
		25,091,710
Insurance - 1.2%
AIA Group Ltd.:
3.2% 9/16/40 (b)	1,070,000	798,709
3.375% 4/7/30 (b)	2,257,000	2,004,396
American International Group, Inc. 2.5% 6/30/25	3,650,000	3,405,473
Five Corners Funding Trust II 2.85% 5/15/30 (b)	3,419,000	2,814,222
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	1,255,000	1,155,942
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	1,220,000	1,158,769
4.75% 3/15/39	560,000	503,590
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	1,782,000	1,183,700
MetLife, Inc. 4.55% 3/23/30	3,527,000	3,374,083
Metropolitan Life Global Funding I 3% 1/10/23 (b)	809,000	806,047
Pacific LifeCorp 5.125% 1/30/43 (b)	1,611,000	1,446,117
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	600,000	525,000
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	1,640,000	1,437,112
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	543,000	528,823
Unum Group:
3.875% 11/5/25	1,491,000	1,426,528
4% 6/15/29	1,353,000	1,200,268
5.75% 8/15/42	2,232,000	1,933,374
		25,702,153
TOTAL FINANCIALS		346,910,743
HEALTH CARE - 1.4%
Health Care Providers & Services - 1.1%
Centene Corp.:
2.45% 7/15/28	3,009,000	2,449,988
2.625% 8/1/31	1,403,000	1,059,419
3.375% 2/15/30	1,564,000	1,278,570
4.25% 12/15/27	1,762,000	1,611,701
4.625% 12/15/29	2,738,000	2,460,367
Cigna Corp.:
3.05% 10/15/27	982,000	880,015
4.375% 10/15/28	1,860,000	1,756,299
4.8% 8/15/38	1,158,000	1,026,140
4.9% 12/15/48	1,157,000	999,088
CVS Health Corp.:
3% 8/15/26	192,000	177,145
3.625% 4/1/27	551,000	515,337
4.78% 3/25/38	1,830,000	1,604,365
HCA Holdings, Inc.:
3.5% 9/1/30	1,260,000	1,040,407
3.625% 3/15/32 (b)	287,000	232,194
5.625% 9/1/28	1,311,000	1,249,945
5.875% 2/1/29	1,446,000	1,406,069
Humana, Inc. 3.7% 3/23/29	827,000	741,613
Sabra Health Care LP 3.2% 12/1/31	2,870,000	2,108,336
Toledo Hospital 5.325% 11/15/28	647,000	452,900
		23,049,898
Pharmaceuticals - 0.3%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	1,338,000	1,280,532
Elanco Animal Health, Inc. 6.4% 8/28/28 (c)	409,000	361,061
Mylan NV 4.55% 4/15/28	1,227,000	1,083,795
Utah Acquisition Sub, Inc. 3.95% 6/15/26	782,000	712,936
Viatris, Inc.:
1.65% 6/22/25	302,000	268,475
2.7% 6/22/30	1,533,000	1,139,041
3.85% 6/22/40	668,000	416,469
4% 6/22/50	1,153,000	690,176
Zoetis, Inc. 3.25% 2/1/23	506,000	503,295
		6,455,780
TOTAL HEALTH CARE		29,505,678
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/30 (b)	696,000	602,764
The Boeing Co.:
5.04% 5/1/27	909,000	875,696
5.15% 5/1/30	909,000	840,868
5.705% 5/1/40	920,000	803,586
5.805% 5/1/50	920,000	799,472
5.93% 5/1/60	908,000	776,710
		4,699,096
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	317,000	307,805
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23	407,000	403,571
3% 9/15/23	269,000	262,401
3.375% 7/1/25	1,977,000	1,842,041
3.875% 7/3/23	1,712,000	1,697,329
4.25% 2/1/24	1,761,000	1,733,408
4.25% 9/15/24	1,093,000	1,063,241
		7,001,991
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	640,000	605,437
4.25% 4/15/26 (b)	485,000	434,885
4.375% 5/1/26 (b)	1,433,000	1,281,883
5.25% 5/15/24 (b)	1,170,000	1,135,192
		3,457,397
TOTAL INDUSTRIALS		15,466,289
INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
5.85% 7/15/25	397,000	400,049
6.02% 6/15/26	480,000	481,933
6.1% 7/15/27	729,000	734,836
6.2% 7/15/30	631,000	614,103
		2,230,921
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28 (b)	510,000	417,894
2.45% 2/15/31 (b)	4,340,000	3,270,794
2.6% 2/15/33 (b)	4,340,000	3,099,723
3.5% 2/15/41 (b)	3,505,000	2,365,068
3.75% 2/15/51 (b)	1,645,000	1,078,774
		10,232,253
Software - 0.4%
Oracle Corp.:
1.65% 3/25/26	1,992,000	1,745,394
2.3% 3/25/28	3,147,000	2,628,265
2.8% 4/1/27	1,797,000	1,585,938
2.875% 3/25/31	3,303,000	2,604,964
3.6% 4/1/40	1,797,000	1,219,638
		9,784,199
TOTAL INFORMATION TECHNOLOGY		22,247,373
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	1,278,000	1,208,887
American Homes 4 Rent LP:
2.375% 7/15/31	231,000	174,170
3.625% 4/15/32	989,000	815,693
Boston Properties, Inc.:
3.25% 1/30/31	1,190,000	968,270
4.5% 12/1/28	1,193,000	1,097,805
Corporate Office Properties LP:
2% 1/15/29	199,000	149,794
2.25% 3/15/26	510,000	446,996
2.75% 4/15/31	509,000	374,207
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	402,000	329,226
3.5% 8/1/26	419,000	386,036
Healthpeak Properties, Inc.:
3.25% 7/15/26	176,000	163,917
3.5% 7/15/29	201,000	176,591
Hudson Pacific Properties LP 4.65% 4/1/29	2,374,000	2,109,094
Invitation Homes Operating Partnership LP 4.15% 4/15/32	1,453,000	1,227,878
Kite Realty Group Trust:
4% 3/15/25	1,912,000	1,807,666
4.75% 9/15/30	2,980,000	2,590,134
LXP Industrial Trust (REIT):
2.7% 9/15/30	560,000	430,828
4.4% 6/15/24	442,000	431,803
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	1,945,000	1,381,650
3.375% 2/1/31	1,027,000	782,978
3.625% 10/1/29	1,814,000	1,476,367
4.375% 8/1/23	381,000	379,221
4.5% 1/15/25	821,000	800,060
4.5% 4/1/27	4,967,000	4,606,824
4.75% 1/15/28	1,958,000	1,795,024
4.95% 4/1/24	415,000	410,338
5.25% 1/15/26	1,744,000	1,687,803
Piedmont Operating Partnership LP 2.75% 4/1/32	451,000	321,061
Realty Income Corp.:
2.2% 6/15/28	244,000	205,541
2.85% 12/15/32	301,000	240,934
3.25% 1/15/31	313,000	267,093
3.4% 1/15/28	489,000	444,351
Retail Opportunity Investments Partnership LP:
4% 12/15/24	300,000	287,010
5% 12/15/23	226,000	223,677
Simon Property Group LP 2.45% 9/13/29	499,000	405,871
SITE Centers Corp.:
3.625% 2/1/25	694,000	656,003
4.25% 2/1/26	906,000	854,699
Store Capital Corp.:
2.75% 11/18/30	2,676,000	2,359,050
4.625% 3/15/29	550,000	525,813
Sun Communities Operating LP:
2.3% 11/1/28	512,000	410,930
2.7% 7/15/31	1,323,000	999,906
Ventas Realty LP:
3% 1/15/30	2,340,000	1,942,860
3.5% 2/1/25	1,976,000	1,886,633
4% 3/1/28	688,000	629,714
4.125% 1/15/26	478,000	457,400
4.375% 2/1/45	234,000	180,762
4.75% 11/15/30	3,072,000	2,829,264
VICI Properties LP:
4.375% 5/15/25	256,000	243,748
4.75% 2/15/28	2,029,000	1,865,683
4.95% 2/15/30	2,648,000	2,393,037
5.125% 5/15/32	720,000	638,208
Vornado Realty LP 2.15% 6/1/26	578,000	483,717
WP Carey, Inc.:
2.4% 2/1/31	1,166,000	894,914
3.85% 7/15/29	391,000	344,914
4% 2/1/25	1,644,000	1,590,116
		52,792,169
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	1,690,000	1,681,490
3.95% 11/15/27	1,415,000	1,245,336
4.1% 10/1/24	1,555,000	1,500,323
4.55% 10/1/29	1,792,000	1,596,915
CBRE Group, Inc. 2.5% 4/1/31	1,708,000	1,299,647
Tanger Properties LP:
2.75% 9/1/31	1,346,000	955,471
3.125% 9/1/26	1,874,000	1,678,046
		9,957,228
TOTAL REAL ESTATE		62,749,397
UTILITIES - 1.4%
Electric Utilities - 0.7%
Alabama Power Co. 3.05% 3/15/32	2,030,000	1,719,632
Cleco Corporate Holdings LLC:
3.375% 9/15/29	1,057,000	888,443
3.743% 5/1/26	4,043,000	3,765,603
Duke Energy Corp. 2.45% 6/1/30	854,000	682,373
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	405,000	310,480
2.775% 1/7/32 (b)	1,402,000	1,072,649
Entergy Corp. 2.8% 6/15/30	876,000	709,577
Eversource Energy 2.8% 5/1/23	1,567,000	1,550,695
Exelon Corp.:
2.75% 3/15/27 (b)	449,000	402,277
3.35% 3/15/32 (b)	546,000	457,718
4.05% 4/15/30	534,000	483,994
4.1% 3/15/52 (b)	404,000	311,699
4.7% 4/15/50	238,000	199,038
FirstEnergy Corp. 7.375% 11/15/31	1,645,000	1,807,526
IPALCO Enterprises, Inc. 3.7% 9/1/24	662,000	634,996
		14,996,700
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	510,644	511,219
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP 3.55% 6/15/26	580,000	538,637
The AES Corp.:
3.3% 7/15/25 (b)	2,635,000	2,429,813
3.95% 7/15/30 (b)	2,298,000	1,967,777
		4,936,227
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	3,813,000	3,748,195
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	242,000	212,619
NiSource, Inc. 2.95% 9/1/29	2,624,000	2,214,744
Puget Energy, Inc.:
4.1% 6/15/30	1,032,000	909,368
4.224% 3/15/32	1,875,000	1,618,420
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 5.0176% 5/15/67 (c)(d)	437,000	362,710
		9,066,056
TOTAL UTILITIES		29,510,202
TOTAL NONCONVERTIBLE BONDS (Cost $816,119,532)		717,270,151

U.S. Treasury Obligations - 35.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	12,353,900	7,719,740
1.75% 8/15/41	43,542,800	29,770,689
1.875% 11/15/51	13,856,800	9,163,350
2% 11/15/41	16,500,000	11,809,101
2% 8/15/51	108,411,200	74,049,932
2.25% 2/15/52	36,300,000	26,374,219
2.875% 5/15/52	23,300,000	19,539,234
3% 2/15/47	25,251,500	21,111,635
3.375% 8/15/42 (e)	34,200,000	30,977,719
U.S. Treasury Notes:
0.125% 8/15/23	24,017,700	23,173,328
0.125% 8/31/23	35,211,900	33,906,584
0.25% 7/31/25	83,520,600	74,653,056
0.375% 12/31/25	17,431,400	15,413,852
0.75% 3/31/26	52,072,200	46,236,452
0.75% 4/30/26	41,407,700	36,666,842
0.75% 8/31/26	15,336,200	13,449,728
1.125% 8/31/28	38,104,900	32,259,668
1.25% 5/31/28	78,257,700	67,197,686
1.75% 1/31/29	24,900,000	21,743,731
1.875% 2/28/27	6,800,000	6,192,781
2.25% 4/30/24	17,808,000	17,241,761
2.375% 3/31/29	20,000,000	18,109,375
2.5% 1/31/24	23,709,700	23,147,521
2.5% 3/31/27	25,000,000	23,353,516
2.625% 7/31/29	11,300,000	10,383,641
2.75% 8/15/32 (e)	36,698,000	33,555,734
2.875% 5/15/32 (f)	52,575,000	48,607,230
TOTAL U.S. TREASURY OBLIGATIONS (Cost $924,773,003)		775,808,105

U.S. Government Agency - Mortgage Securities - 33.0%
	Principal Amount (a)	Value ($)
Fannie Mae - 4.1%
12 month U.S. LIBOR + 1.480% 3.787% 7/1/34 (c)(d)	2,178	2,213
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (c)(d)	2,235	2,286
12 month U.S. LIBOR + 1.630% 2.884% 11/1/36 (c)(d)	25,755	26,144
12 month U.S. LIBOR + 1.700% 3.184% 6/1/42 (c)(d)	17,527	17,891
12 month U.S. LIBOR + 1.730% 3.105% 5/1/36 (c)(d)	17,433	17,786
12 month U.S. LIBOR + 1.750% 2.434% 7/1/35 (c)(d)	1,806	1,829
12 month U.S. LIBOR + 1.780% 2.163% 2/1/36 (c)(d)	11,534	11,690
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (c)(d)	10,860	11,123
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (c)(d)	5,861	6,004
12 month U.S. LIBOR + 1.810% 4% 7/1/41 (c)(d)	12,983	13,343
12 month U.S. LIBOR + 1.820% 2.195% 12/1/35 (c)(d)	7,031	7,164
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (c)(d)	5,678	5,665
12 month U.S. LIBOR + 1.950% 3.555% 9/1/36 (c)(d)	12,973	13,175
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (c)(d)	4,888	5,027
6 month U.S. LIBOR + 1.310% 2.438% 5/1/34 (c)(d)	10,839	10,939
6 month U.S. LIBOR + 1.420% 2.571% 9/1/33 (c)(d)	18,580	18,658
6 month U.S. LIBOR + 1.550% 2.76% 10/1/33 (c)(d)	1,217	1,249
6 month U.S. LIBOR + 1.560% 3.64% 7/1/35 (c)(d)	2,058	2,124
U.S. TREASURY 1 YEAR INDEX + 1.940% 3.87% 10/1/33 (c)(d)	19,120	19,722
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (c)(d)	1,707	1,758
U.S. TREASURY 1 YEAR INDEX + 2.220% 2.466% 8/1/36 (c)(d)	22,425	23,229
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.465% 10/1/33 (c)(d)	3,411	3,534
U.S. TREASURY 1 YEAR INDEX + 2.420% 2.921% 5/1/35 (c)(d)	5,171	5,365
1.5% 11/1/40 to 11/1/51	2,841,265	2,290,575
2% 10/1/35 to 2/1/52	31,135,241	25,450,401
2.5% 7/1/31 to 3/1/52	24,865,701	21,315,675
3% 8/1/32 to 7/1/50	13,037,276	11,822,605
3.5% 8/1/37 to 1/1/52	11,977,088	10,970,366
4% 7/1/39 to 11/1/49	9,866,902	9,354,408
4.5% to 4.5% 5/1/25 to 9/1/49	6,350,091	6,204,982
5% 3/1/23 to 5/1/44	269,526	270,769
6% 10/1/34 to 1/1/42	1,021,030	1,061,998
6.5% 12/1/23 to 8/1/36	184,732	193,798
7% to 7% 11/1/23 to 2/1/32	27,874	28,808
7.5% to 7.5% 9/1/25 to 11/1/31	33,029	34,619
8.5% 6/1/25	104	107
TOTAL FANNIE MAE		89,227,029
Freddie Mac - 2.9%
12 month U.S. LIBOR + 1.370% 1.87% 3/1/36 (c)(d)	14,431	14,459
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (c)(d)	2,190	2,231
12 month U.S. LIBOR + 1.880% 3.625% 9/1/41 (c)(d)	8,747	8,922
12 month U.S. LIBOR + 1.910% 3.219% 5/1/41 (c)(d)	17,644	17,983
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (c)(d)	18,484	18,896
12 month U.S. LIBOR + 1.910% 3.775% 6/1/41 (c)(d)	22,957	23,496
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (c)(d)	5,763	5,916
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (c)(d)	188	190
12 month U.S. LIBOR + 2.160% 2.41% 11/1/35 (c)(d)	2,892	2,951
6 month U.S. LIBOR + 1.650% 2.447% 4/1/35 (c)(d)	12,736	13,075
6 month U.S. LIBOR + 2.680% 3.66% 10/1/35 (c)(d)	2,102	2,207
U.S. TREASURY 1 YEAR INDEX + 2.240% 2.372% 1/1/35 (c)(d)	1,876	1,931
1.5% 12/1/40 to 4/1/41	450,200	364,209
2% 4/1/41 to 2/1/52	13,566,107	11,035,116
2.5% 8/1/32 to 1/1/52	14,318,563	12,187,440
3% 6/1/31 to 6/1/50	7,652,408	6,819,191
3.5% 3/1/32 to 3/1/52	21,852,490	20,099,195
4% 5/1/37 to 6/1/48	7,122,720	6,800,265
4.5% 7/1/25 to 10/1/48	4,263,185	4,163,722
5% 1/1/40 to 6/1/41	361,211	363,484
6% 4/1/32 to 8/1/37	103,531	107,011
7.5% 8/1/26 to 11/1/31	4,084	4,335
8% 4/1/27 to 5/1/27	309	323
8.5% 5/1/27 to 1/1/28	628	657
TOTAL FREDDIE MAC		62,057,205
Ginnie Mae - 9.2%
3% 12/20/42 to 10/20/51	7,161,302	6,389,832
3.5% 12/20/40 to 6/20/50	6,759,445	6,223,274
4% 3/15/40 to 4/20/48	6,687,494	6,372,865
4.5% 5/15/39 to 5/20/41	1,346,205	1,323,489
5% 3/15/39 to 4/20/48	771,219	773,641
6.5% 4/15/35 to 11/15/35	15,463	16,280
7% 1/15/28 to 7/15/32	99,357	103,530
7.5% to 7.5% 11/15/22 to 10/15/28	17,261	17,909
8% 3/15/30 to 9/15/30	2,225	2,360
2% 2/20/51	2,076,566	1,740,140
2% 10/1/52 (g)	8,850,000	7,367,356
2% 10/1/52 (g)	4,400,000	3,662,866
2% 10/1/52 (g)	3,100,000	2,580,656
2% 10/1/52 (g)	4,000,000	3,329,878
2% 10/1/52 (g)	1,500,000	1,248,704
2% 10/1/52 (g)	8,300,000	6,909,498
2% 10/1/52 (g)	2,450,000	2,039,551
2% 10/1/52 (g)	500,000	416,235
2% 10/1/52 (g)	500,000	416,235
2% 10/1/52 (g)	1,000,000	832,470
2% 10/1/52 (g)	300,000	249,741
2% 10/1/52 (g)	4,800,000	3,995,854
2% 10/1/52 (g)	2,100,000	1,748,186
2% 11/1/52 (g)	4,550,000	3,787,381
2% 11/1/52 (g)	4,550,000	3,787,381
2% 11/1/52 (g)	4,700,000	3,912,240
2% 11/1/52 (g)	2,850,000	2,372,315
2% 11/1/52 (g)	4,550,000	3,787,381
2% 11/1/52 (g)	4,800,000	3,995,479
2% 11/1/52 (g)	4,800,000	3,995,479
2% 12/1/52 (g)	14,000,000	11,711,875
2.5% 7/20/51 to 12/20/51	2,610,685	2,254,094
2.5% 10/1/52 (g)	7,700,000	6,612,159
2.5% 10/1/52 (g)	3,850,000	3,306,079
2.5% 10/1/52 (g)	2,150,000	1,846,252
2.5% 10/1/52 (g)	2,300,000	1,975,060
2.5% 10/1/52 (g)	9,700,000	8,329,602
2.5% 10/1/52 (g)	2,050,000	1,760,380
2.5% 10/1/52 (g)	2,100,000	1,803,316
2.5% 10/1/52 (g)	50,000	42,936
2.5% 10/1/52 (g)	250,000	214,680
2.5% 11/1/52 (g)	2,800,000	2,403,984
2.5% 11/1/52 (g)	2,800,000	2,403,984
2.5% 11/1/52 (g)	4,100,000	3,520,119
2.5% 11/1/52 (g)	6,900,000	5,924,103
2.5% 11/1/52 (g)	4,200,000	3,605,976
2.5% 11/1/52 (g)	4,200,000	3,605,976
2.5% 11/1/52 (g)	8,400,000	7,211,951
2.5% 12/1/52 (g)	16,900,000	14,576,250
3% 10/1/52 (g)	1,600,000	1,412,359
3% 10/1/52 (g)	950,000	838,588
3% 10/1/52 (g)	1,600,000	1,412,359
3% 10/1/52 (g)	1,900,000	1,677,177
3% 10/1/52 (g)	1,450,000	1,279,951
3% 10/1/52 (g)	1,550,000	1,368,223
3% 11/1/52 (g)	1,250,000	1,102,722
3% 11/1/52 (g)	1,800,000	1,587,920
3% 11/1/52 (g)	1,550,000	1,367,376
3% 11/1/52 (g)	1,550,000	1,367,376
3% 12/1/52 (g)	1,300,000	1,143,797
3.5% 10/1/52 (g)	6,150,000	5,587,265
3.5% 11/1/52 (g)	3,350,000	3,041,114
4% 10/1/52 (g)	3,200,000	2,985,224
4% 10/1/52 (g)	3,200,000	2,985,224
4.5% 10/1/52 (g)	4,800,000	4,588,529
TOTAL GINNIE MAE		200,252,186
Uniform Mortgage Backed Securities - 16.8%
1.5% 10/1/37 (g)	850,000	728,022
1.5% 10/1/37 (g)	650,000	556,722
1.5% 10/1/37 (g)	1,200,000	1,027,795
1.5% 10/1/37 (g)	7,900,000	6,766,318
1.5% 10/1/37 (g)	3,000,000	2,569,488
1.5% 11/1/37 (g)	350,000	299,801
1.5% 11/1/37 (g)	1,950,000	1,670,320
1.5% 11/1/37 (g)	7,600,000	6,509,963
1.5% 10/1/52 (g)	6,000,000	4,595,250
1.5% 10/1/52 (g)	1,800,000	1,378,575
1.5% 10/1/52 (g)	3,700,000	2,833,738
1.5% 10/1/52 (g)	1,325,000	1,014,784
1.5% 10/1/52 (g)	3,700,000	2,833,738
1.5% 11/1/52 (g)	10,100,000	7,735,732
2% 10/1/37 (g)	2,550,000	2,244,438
2% 10/1/37 (g)	1,250,000	1,100,215
2% 10/1/37 (g)	1,250,000	1,100,215
2% 10/1/37 (g)	3,200,000	2,816,550
2% 10/1/37 (g)	3,150,000	2,772,541
2% 10/1/37 (g)	1,250,000	1,100,215
2% 10/1/37 (g)	800,000	704,137
2% 10/1/37 (g)	700,000	616,120
2% 10/1/37 (g)	1,800,000	1,584,309
2% 10/1/37 (g)	1,550,000	1,364,266
2% 11/1/37 (g)	1,100,000	968,189
2% 11/1/37 (g)	2,600,000	2,288,447
2% 11/1/37 (g)	1,050,000	924,180
2% 11/1/37 (g)	1,200,000	1,056,206
2% 11/1/37 (g)	1,800,000	1,584,309
2% 11/1/37 (g)	4,750,000	4,180,816
2% 11/1/37 (g)	4,950,000	4,356,850
2% 10/1/52 (g)	7,550,000	6,109,130
2% 10/1/52 (g)	4,250,000	3,438,914
2% 10/1/52 (g)	6,350,000	5,138,143
2% 10/1/52 (g)	3,800,000	3,074,794
2% 10/1/52 (g)	1,800,000	1,456,481
2% 10/1/52 (g)	1,950,000	1,577,855
2% 10/1/52 (g)	500,000	404,578
2% 10/1/52 (g)	1,000,000	809,156
2% 10/1/52 (g)	300,000	242,747
2% 10/1/52 (g)	2,900,000	2,346,553
2% 10/1/52 (g)	4,350,000	3,519,830
2% 10/1/52 (g)	16,300,000	13,189,248
2% 10/1/52 (g)	3,300,000	2,670,216
2% 10/1/52 (g)	12,700,000	10,276,285
2% 10/1/52 (g)	7,250,000	5,866,383
2% 11/1/52 (g)	5,150,000	4,166,954
2% 11/1/52 (g)	6,000,000	4,854,703
2% 11/1/52 (g)	4,100,000	3,317,381
2% 11/1/52 (g)	4,000,000	3,236,469
2% 11/1/52 (g)	7,300,000	5,906,556
2% 11/1/52 (g)	10,800,000	8,738,466
2% 11/1/52 (g)	4,100,000	3,317,381
2.5% 10/1/37 (g)	8,400,000	7,601,344
2.5% 11/1/37 (g)	2,650,000	2,395,766
2.5% 11/1/37 (g)	5,550,000	5,017,547
2.5% 10/1/52 (g)	14,900,000	12,503,195
2.5% 10/1/52 (g)	5,750,000	4,825,058
2.5% 10/1/52 (g)	4,650,000	3,902,004
2.5% 10/1/52 (g)	5,725,000	4,804,080
2.5% 10/1/52 (g)	350,000	293,699
2.5% 10/1/52 (g)	1,500,000	1,258,711
2.5% 10/1/52 (g)	6,600,000	5,538,328
2.5% 10/1/52 (g)	4,000,000	3,356,562
2.5% 11/1/52 (g)	4,000,000	3,355,781
2.5% 11/1/52 (g)	10,000,000	8,389,453
2.5% 11/1/52 (g)	8,750,000	7,340,771
2.5% 11/1/52 (g)	4,000,000	3,355,781
3% 10/1/52 (g)	21,900,000	19,039,313
3% 10/1/52 (g)	1,150,000	999,781
3% 10/1/52 (g)	3,300,000	2,868,938
3% 10/1/52 (g)	10,800,000	9,389,250
3% 10/1/52 (g)	11,000,000	9,563,125
3% 11/1/52 (g)	14,300,000	12,425,359
3% 11/1/52 (g)	7,000,000	6,082,343
3% 11/1/52 (g)	14,300,000	12,425,359
3.5% 10/1/52 (g)	1,850,000	1,663,554
3.5% 10/1/52 (g)	2,125,000	1,910,839
3.5% 10/1/52 (g)	5,300,000	4,765,858
3.5% 10/1/52 (g)	2,125,000	1,910,839
3.5% 10/1/52 (g)	1,850,000	1,663,554
3.5% 11/1/52 (g)	6,250,000	5,616,209
4% 10/1/52 (g)	1,050,000	973,219
4% 10/1/52 (g)	1,400,000	1,297,625
4% 10/1/52 (g)	1,450,000	1,343,968
4% 10/1/52 (g)	800,000	741,500
4% 10/1/52 (g)	2,800,000	2,595,249
4% 10/1/52 (g)	8,100,000	7,507,686
4.5% 10/1/52 (g)	4,600,000	4,376,468
4.5% 11/1/52 (g)	2,400,000	2,280,656
5% 10/1/52 (g)	5,800,000	5,643,217
5% 10/1/52 (g)	2,400,000	2,335,124
5.5% 10/1/52 (g)	4,100,000	4,073,905
5.5% 11/1/52 (g)	3,350,000	3,321,481
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		365,692,971
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $753,994,221)		717,229,391

Asset-Backed Securities - 6.3%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	824,168	534,509
Series 2019-1 Class A, 3.844% 5/15/39 (b)	769,617	510,826
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	1,614,009	1,147,723
Class B, 4.458% 10/16/39 (b)	315,410	144,998
Series 2021-1A Class A, 2.95% 11/16/41 (b)	1,776,836	1,417,320
Series 2021-2A Class A, 2.798% 1/15/47 (b)	3,445,663	2,723,474
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 1/15/32 (b)(c)(d)	529,405	513,877
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 3.8703% 10/17/34 (b)(c)(d)	1,280,878	1,221,617
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 3.6999% 4/20/34 (b)(c)(d)	3,132,569	2,970,396
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 3.1807% 7/20/35 (b)(c)(d)	1,736,000	1,672,591
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 3.8499% 7/20/34 (b)(c)(d)	1,532,085	1,456,913
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (b)	502,352	405,300
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 3.832% 10/15/32 (b)(c)(d)	1,676,859	1,624,382
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 3.813% 4/25/34 (b)(c)(d)	1,039,487	987,308
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 3.642% 7/15/34 (b)(c)(d)	1,931,133	1,849,828
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 3.6579% 1/15/35 (b)(c)(d)	2,545,000	2,450,690
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 3.582% 4/15/34 (b)(c)(d)	2,173,138	2,066,485
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 3.9903% 4/17/33 (b)(c)(d)	665,897	639,999
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 10/15/36 (b)(c)(d)	1,292,534	1,229,206
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 3.803% 4/25/34 (b)(c)(d)	2,282,638	2,177,064
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 3.9299% 1/20/32 (b)(c)(d)	2,070,385	2,012,849
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 3.7808% 1/17/35 (b)(c)(d)	2,560,000	2,459,067
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 3.642% 1/15/35 (b)(c)(d)	1,953,217	1,852,081
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	2,016,011	1,712,551
Class AA, 2.487% 12/16/41 (b)(c)	215,543	196,567
Series 2021-1A Class A, 2.443% 7/15/46 (b)	2,479,752	2,001,520
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 3.502% 4/15/29 (b)(c)(d)	1,933,001	1,892,058
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	1,249,318	1,077,651
Class B, 5.095% 4/15/39 (b)	666,261	507,747
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	883,175	772,743
Series 2021-1A Class A, 3.474% 1/15/46 (b)	510,472	447,243
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 3.8099% 10/20/32 (b)(c)(d)	1,561,530	1,501,517
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 3.7973% 4/20/35 (b)(c)(d)	2,429,000	2,320,443
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 3.913% 10/25/34 (b)(c)(d)	1,198,676	1,150,523
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 3.7599% 4/20/34 (b)(c)(d)	1,887,884	1,787,090
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 3.8799% 10/20/34 (b)(c)(d)	1,944,015	1,861,138
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 3.9099% 4/20/34 (b)(c)(d)	2,085,721	1,976,871
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 4.197% 7/24/34 (b)(c)(d)	2,607,000	2,515,330
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 4.0199% 1/20/34 (b)(c)(d)	2,729,841	2,624,273
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	1,765,795	1,609,370
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 2.204% 4/20/35 (b)(c)(d)	1,361,000	1,307,096
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 3.8599% 10/20/34 (b)(c)(d)	1,290,693	1,233,350
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 3.9603% 1/18/32 (b)(c)(d)	1,582,694	1,538,564
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 3.9203% 4/17/33 (b)(c)(d)	1,318,912	1,281,320
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 10/15/35 (b)(c)(d)	1,717,039	1,630,363
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 4.114% 2/20/35 (b)(c)(d)	1,021,083	970,558
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 4/15/31 (b)(c)(d)	885,205	856,648
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 1/15/35 (b)(c)(d)	2,283,000	2,185,680
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 3.762% 1/15/34 (b)(c)(d)	444,749	426,576
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 3.8476% 7/19/34 (b)(c)(d)	1,392,832	1,329,801
Class AR, 3 month U.S. LIBOR + 1.080% 4.0016% 11/16/34 (b)(c)(d)	1,993,704	1,919,452
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 4.284% 11/20/33 (b)(c)(d)	2,529,561	2,441,585
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	746,513	601,159
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	734,156	613,421
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 3.889% 10/22/34 (b)(c)(d)	1,367,988	1,297,268
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 2.8211% 4/15/35 (b)(c)(d)	3,167,000	3,035,703
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 3.722% 1/15/33 (b)(c)(d)	981,516	951,368
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 3.679% 1/22/28 (b)(c)(d)	1,328,887	1,306,188
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 3.8776% 4/19/34 (b)(c)(d)	2,186,940	2,098,174
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 3.859% 1/22/35 (b)(c)(d)	2,223,747	2,105,744
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 3.632% 7/15/34 (b)(c)(d)	1,390,072	1,332,495
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 3.959% 1/22/31 (b)(c)(d)	573,573	550,486
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 3.8499% 10/20/34 (b)(c)(d)	461,006	440,617
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 3.913% 10/25/34 (b)(c)(d)	2,357,478	2,254,897
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 3.7299% 4/20/34 (b)(c)(d)	1,823,166	1,741,776
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 3.913% 1/25/35 (b)(c)(d)	5,340,000	5,088,555
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 3.502% 1/15/34 (b)(c)(d)	1,904,754	1,847,040
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 3.7799% 10/20/30 (b)(c)(d)	1,997,385	1,952,252
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 4.329% 1/25/36 (c)(d)	53,663	53,202
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 3.8399% 10/20/34 (b)(c)(d)	760,982	729,772
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	1,445,135	1,222,054
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	1,566,130	1,365,963
Class A2II, 4.008% 12/5/51 (b)	1,398,970	1,099,018
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	1,378,251	1,135,731
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 3.8299% 4/20/34 (b)(c)(d)	2,604,698	2,498,577
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 3.6679% 1/15/37 (b)(c)(d)	2,626,000	2,536,853
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	1,431,983	1,185,773
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,902,000	1,779,910
1.884% 7/15/50 (b)	733,000	644,636
2.328% 7/15/52 (b)	560,000	470,914
Stratus CLO, Ltd. Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.750% 4.032% 7/20/30 (b)(c)(d)	417,000	414,078
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.6326% 4/23/35 (b)(c)(d)	2,727,000	2,622,951
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 3.572% 7/15/32 (b)(c)(d)	256,728	248,162
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 3.7176% 4/19/34 (b)(c)(d)	2,313,924	2,202,027
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 3.7899% 4/20/33 (b)(c)(d)	2,177,375	2,078,365
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.944% 9/25/34 (c)(d)(h)	2,297	2,308
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	1,601,925	1,257,399
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	2,131,669	1,762,936
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.9799% 7/20/32 (b)(c)(d)	2,009,654	1,952,556
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 3.8976% 7/19/34 (b)(c)(d)	1,277,198	1,222,387
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 3.8599% 10/20/34 (b)(c)(d)	2,613,900	2,492,605
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 3.8903% 7/16/34 (b)(c)(d)	1,289,773	1,232,596
TOTAL ASSET-BACKED SECURITIES (Cost $147,438,201)		136,572,047

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.0%
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	1,099,981	1,044,620
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.6276% 7/20/34 (c)(d)	528	475
TOTAL PRIVATE SPONSOR		1,045,095
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	9,905	10,099
Series 1999-57 Class PH, 6.5% 12/25/29	24,390	24,784
TOTAL U.S. GOVERNMENT AGENCY		34,883
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,133,146)		1,079,978

Commercial Mortgage Securities - 4.5%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 3.996% 1/15/39 (b)(c)(d)	1,415,000	1,377,307
Class B, CME Term SOFR 1 Month Index + 1.550% 4.396% 1/15/39 (b)(c)(d)	267,000	258,318
Class C, CME Term SOFR 1 Month Index + 2.150% 4.996% 1/15/39 (b)(c)(d)	191,000	183,156
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,183,000	1,086,533
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	265,000	233,149
Class CNM, 3.8425% 11/5/32 (b)(c)	110,000	91,239
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	118,089	109,120
Series 2019-BN21 Class A5, 2.851% 10/17/52	201,824	172,822
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	420,518	395,019
Series 2019-B10 Class A4, 3.717% 3/15/62	389,846	354,993
Series 2018-B8 Class A5, 4.2317% 1/15/52	2,882,896	2,713,106
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 4.868% 11/15/28 (b)(c)(d)	1,079,000	1,066,387
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 4.7434% 4/15/37 (b)(c)(d)	5,047,000	4,971,352
Class B, CME Term SOFR 1 Month Index + 2.440% 5.2924% 4/15/37 (b)(c)(d)	1,341,000	1,311,083
BX Commercial Mortgage Trust floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 3.5071% 10/15/36 (b)(c)(d)	2,648,253	2,524,720
Class B, 1 month U.S. LIBOR + 0.890% 3.7168% 10/15/36 (b)(c)(d)	396,287	372,468
Class C, 1 month U.S. LIBOR + 1.090% 3.9166% 10/15/36 (b)(c)(d)	530,325	491,976
Class D, 1 month U.S. LIBOR + 1.290% 4.1163% 10/15/36 (b)(c)(d)	514,682	472,309
Class E, 1 month U.S. LIBOR + 1.940% 4.7655% 10/15/36 (b)(c)(d)	1,789,733	1,641,272
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 3.9349% 2/15/39 (b)(c)(d)	3,356,167	3,222,041
Class B, CME Term SOFR 1 Month Index + 1.310% 4.2343% 2/15/39 (b)(c)(d)	1,011,333	960,811
Class C, CME Term SOFR 1 Month Index + 1.560% 4.4837% 2/15/39 (b)(c)(d)	1,011,333	951,968
Class D, CME Term SOFR 1 Month Index + 1.960% 4.8828% 2/15/39 (b)(c)(d)	1,011,333	940,599
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 5.443% 9/15/37 (b)(c)(d)	455,393	396,678
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 4.118% 4/15/34 (b)(c)(d)	1,007,281	968,949
Class C, 1 month U.S. LIBOR + 1.600% 4.418% 4/15/34 (b)(c)(d)	665,897	636,821
Class D, 1 month U.S. LIBOR + 1.900% 4.718% 4/15/34 (b)(c)(d)	699,023	662,756
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 3.898% 10/15/36 (b)(c)(d)	806,653	786,374
Class C, 1 month U.S. LIBOR + 1.250% 4.068% 10/15/36 (b)(c)(d)	1,014,182	983,587
Class D, 1 month U.S. LIBOR + 1.450% 4.268% 10/15/36 (b)(c)(d)	1,436,280	1,389,343
Class E, 1 month U.S. LIBOR + 1.800% 4.618% 10/15/36 (b)(c)(d)	2,018,196	1,942,094
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 4.665% 10/15/39 (b)(c)(d)	1,404,000	1,395,700
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 4.413% 4/15/37 (b)(c)(d)	2,719,000	2,639,812
Class B, CME Term SOFR 1 Month Index + 1.940% 4.862% 4/15/37 (b)(c)(d)	1,386,000	1,324,370
Class C, CME Term SOFR 1 Month Index + 2.290% 5.212% 4/15/37 (b)(c)(d)	313,000	296,143
Class D, CME Term SOFR 1 Month Index + 2.830% 5.761% 4/15/37 (b)(c)(d)	262,000	245,101
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.818% 4/15/34 (b)(c)(d)	1,656,308	1,613,972
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 3.738% 10/15/36 (b)(c)(d)	498,581	491,058
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	2,986,767	2,569,991
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 3.938% 6/15/34 (b)(c)(d)	2,419,570	2,376,434
Class B, 1 month U.S. LIBOR + 1.500% 4.318% 6/15/34 (b)(c)(d)	476,425	462,155
Class C, 1 month U.S. LIBOR + 1.750% 4.568% 6/15/34 (b)(c)(d)	538,224	516,695
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 5.118% 8/15/36 (b)(c)(d)(h)	105,628	99,483
Class D, 1 month U.S. LIBOR + 3.050% 5.868% 8/15/36 (b)(c)(d)(h)	352,500	328,585
COMM Mortgage Trust sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	387,699	378,070
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 4.048% 5/15/36 (b)(c)(d)	1,290,000	1,264,405
Class C, 1 month U.S. LIBOR + 1.430% 4.248% 5/15/36 (b)(c)(d)	243,000	236,495
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	592,056	535,933
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	1,129,357	1,076,921
Class B, 4.5349% 4/15/36 (b)	347,211	328,054
Class C, 4.9414% 4/15/36 (b)(c)	233,110	219,244
Class D, 4.9414% 4/15/36 (b)(c)	465,913	429,512
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 3.519% 11/15/38 (b)(c)(d)	3,658,294	3,484,160
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 3.898% 7/15/38 (b)(c)(d)	1,204,586	1,166,737
Class B, 1 month U.S. LIBOR + 1.380% 4.198% 7/15/38 (b)(c)(d)	685,779	660,003
Class C, 1 month U.S. LIBOR + 1.700% 4.518% 7/15/38 (b)(c)(d)	2,481,726	2,385,333
Class D, 1 month U.S. LIBOR + 2.250% 5.068% 7/15/38 (b)(c)(d)	1,019,724	976,286
GS Mortgage Securities Trust floater Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 3.768% 10/15/36 (b)(c)(d)	1,559,690	1,470,135
Class B, 1 month U.S. LIBOR + 1.150% 3.968% 10/15/36 (b)(c)(d)	241,085	225,727
Class C, 1 month U.S. LIBOR + 1.550% 4.368% 10/15/36 (b)(c)(d)	198,757	185,480
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 5.3336% 8/15/37 (b)(c)(d)	2,328,000	2,301,763
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)	223,602	218,517
Class DFX, 5.3503% 7/5/33 (b)	386,779	375,798
Class EFX, 5.5423% 7/5/33 (b)(c)	470,207	451,269
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 4.1406% 5/15/39 (b)(c)(d)	3,430,000	3,331,270
Class B, CME Term SOFR 1 Month Index + 1.790% 4.6393% 5/15/39 (b)(c)(d)	2,383,000	2,311,420
Class C, CME Term SOFR 1 Month Index + 2.090% 4.9385% 5/15/39 (b)(c)(d)	1,335,000	1,288,221
Class D, CME Term SOFR 1 Month Index + 2.540% 5.3873% 5/15/39 (b)(c)(d)	1,187,000	1,133,521
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 3.518% 3/15/38 (b)(c)(d)	2,199,143	2,113,707
Class B, 1 month U.S. LIBOR + 0.880% 3.698% 3/15/38 (b)(c)(d)	530,641	506,699
Class C, 1 month U.S. LIBOR + 1.100% 3.918% 3/15/38 (b)(c)(d)	333,761	317,865
Class D, 1 month U.S. LIBOR + 1.400% 4.218% 3/15/38 (b)(c)(d)	464,311	439,871
Class E, 1 month U.S. LIBOR + 1.750% 4.568% 3/15/38 (b)(c)(d)	405,819	379,373
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 4.068% 8/15/33 (b)(c)(d)	1,071,355	1,056,226
Class C, 1 month U.S. LIBOR + 1.500% 4.318% 8/15/33 (b)(c)(d)	2,580,383	2,533,370
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	2,570,651	2,363,819
Series 2018-H4 Class A4, 4.31% 12/15/51	1,895,246	1,772,385
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	371,442	335,710
Class C, 3.283% 11/10/36 (b)(c)	356,413	315,338
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 4.4434% 12/15/37 (b)(c)(d)	139,306	139,306
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	916,021	946,998
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 4.8454% 2/15/39 (b)(c)(d)	642,000	610,491
Class C, CME Term SOFR 1 Month Index + 2.650% 5.4954% 2/15/39 (b)(c)(d)	334,000	316,228
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 3.5485% 11/15/38 (b)(c)(d)	2,470,353	2,356,685
Class B, 1 month U.S. LIBOR + 1.070% 3.8975% 11/15/38 (b)(c)(d)	1,414,917	1,344,023
Class C, 1 month U.S. LIBOR + 1.320% 4.1467% 11/15/38 (b)(c)(d)	878,763	830,331
Class D, 1 month U.S. LIBOR + 1.570% 4.3959% 11/15/38 (b)(c)(d)	577,561	541,388
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,766,729	1,352,884
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	113,488	85,896
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 4.018% 5/15/31 (b)(c)(d)	1,349,000	1,280,643
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	1,026,911	975,879
Series 2018-C48 Class A5, 4.302% 1/15/52	850,545	802,955
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $104,106,595)		98,180,193

Municipal Securities - 0.7%
	Principal Amount (a)	Value ($)
California Gen. Oblig. Series 2009:
7.35% 11/1/39	245,000	294,372
7.55% 4/1/39	1,100,000	1,369,824
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	900,000	950,230
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	414,545	414,442
5.1% 6/1/33	1,475,000	1,405,026
Series 2010-1, 6.63% 2/1/35	3,770,000	3,828,720
Series 2010-3:
6.725% 4/1/35	2,910,000	2,994,085
7.35% 7/1/35	1,578,571	1,674,246
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,221,000	2,377,457
TOTAL MUNICIPAL SECURITIES (Cost $16,466,369)		15,308,402

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	1,748,000	1,409,653
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	966,000	864,570
4.5% 4/22/60 (b)	736,000	621,920
State of Qatar 4.4% 4/16/50 (b)	2,181,000	1,908,375
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,812,942)		4,804,518

Supranational Obligations - 0.1%
	Principal Amount (a)	Value ($)
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $1,809,157)	1,810,000	1,786,470

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Discover Bank:
3.35% 2/6/23	983,000	978,785
4.682% 8/9/28 (c)	847,000	812,196
Regions Bank 6.45% 6/26/37	2,368,000	2,428,821
TOTAL BANK NOTES (Cost $4,270,764)		4,219,802

Money Market Funds - 13.4%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (i)	228,665,952	228,711,685
Fidelity Securities Lending Cash Central Fund 3.10% (i)(j)	63,179,761	63,186,079
TOTAL MONEY MARKET FUNDS (Cost $291,897,370)		291,897,764

TOTAL INVESTMENT IN SECURITIES - 127.1% (Cost $3,067,821,300)	2,764,156,821
NET OTHER ASSETS (LIABILITIES) - (27.1)%	(589,918,351)
NET ASSETS - 100.0%	2,174,238,470

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 10/1/52	(4,550,000)	(3,787,737)
2% 10/1/52	(4,550,000)	(3,787,737)
2% 10/1/52	(4,700,000)	(3,912,607)
2% 10/1/52	(2,850,000)	(2,372,538)
2% 10/1/52	(8,300,000)	(6,909,498)
2% 10/1/52	(4,800,000)	(3,995,854)
2% 10/1/52	(300,000)	(249,741)
2% 10/1/52	(4,800,000)	(3,995,854)
2% 10/1/52	(2,100,000)	(1,748,186)
2% 11/1/52	(4,550,000)	(3,787,381)
2% 11/1/52	(4,700,000)	(3,912,240)
2% 11/1/52	(9,300,000)	(7,741,240)
2% 11/1/52	(4,800,000)	(3,995,479)
2.5% 10/1/52	(2,800,000)	(2,404,421)
2.5% 10/1/52	(2,800,000)	(2,404,421)
2.5% 10/1/52	(4,100,000)	(3,520,760)
2.5% 10/1/52	(6,900,000)	(5,925,181)
2.5% 10/1/52	(4,200,000)	(3,606,632)
2.5% 10/1/52	(2,050,000)	(1,760,380)
2.5% 10/1/52	(2,100,000)	(1,803,316)
2.5% 10/1/52	(50,000)	(42,936)
2.5% 10/1/52	(250,000)	(214,680)
2.5% 11/1/52	(5,650,000)	(4,850,896)
2.5% 11/1/52	(11,250,000)	(9,658,863)
2.5% 11/1/52	(4,200,000)	(3,605,976)
2.5% 11/1/52	(8,400,000)	(7,211,951)
3% 10/1/52	(1,250,000)	(1,103,406)
3% 10/1/52	(1,800,000)	(1,588,904)
3% 10/1/52	(1,550,000)	(1,368,223)
3% 10/1/52	(1,450,000)	(1,279,951)
3% 10/1/52	(1,550,000)	(1,368,223)
3% 11/1/52	(1,550,000)	(1,367,376)
3% 11/1/52	(1,300,000)	(1,146,831)
3.5% 10/1/52	(3,350,000)	(3,043,469)
4% 10/1/52	(3,200,000)	(2,985,224)

TOTAL GINNIE MAE		(112,458,112)

Uniform Mortgage Backed Securities
1.5% 10/1/37	(350,000)	(299,774)
1.5% 10/1/37	(1,950,000)	(1,670,167)
1.5% 10/1/37	(7,600,000)	(6,509,369)
1.5% 10/1/52	(3,700,000)	(2,833,738)
1.5% 10/1/52	(10,100,000)	(7,735,338)
2% 10/1/37	(1,100,000)	(968,189)
2% 10/1/37	(2,600,000)	(2,288,447)
2% 10/1/37	(1,050,000)	(924,180)
2% 10/1/37	(1,200,000)	(1,056,206)
2% 10/1/37	(1,800,000)	(1,584,309)
2% 10/1/37	(1,550,000)	(1,364,266)
2% 10/1/37	(4,950,000)	(4,356,850)
2% 11/1/37	(4,750,000)	(4,180,816)
2% 10/1/52	(5,150,000)	(4,167,155)
2% 10/1/52	(6,000,000)	(4,854,938)
2% 10/1/52	(4,100,000)	(3,317,541)
2% 10/1/52	(4,000,000)	(3,236,625)
2% 10/1/52	(7,300,000)	(5,906,841)
2% 10/1/52	(10,800,000)	(8,738,888)
2% 10/1/52	(7,250,000)	(5,866,383)
2% 11/1/52	(4,100,000)	(3,317,381)
2.5% 10/1/37	(2,650,000)	(2,398,043)
2.5% 10/1/37	(5,550,000)	(5,022,316)
2.5% 10/1/52	(4,000,000)	(3,356,562)
2.5% 10/1/52	(10,000,000)	(8,391,406)
2.5% 10/1/52	(4,000,000)	(3,356,562)
2.5% 10/1/52	(8,750,000)	(7,342,480)
2.5% 11/1/52	(4,000,000)	(3,355,781)
3% 10/1/52	(14,300,000)	(12,432,063)
3% 10/1/52	(7,000,000)	(6,085,625)
3% 10/1/52	(11,000,000)	(9,563,125)
3% 11/1/52	(14,300,000)	(12,425,359)
3.5% 10/1/52	(6,250,000)	(5,620,116)
3.5% 10/1/52	(2,125,000)	(1,910,839)
3.5% 10/1/52	(1,850,000)	(1,663,554)
4.5% 10/1/52	(2,400,000)	(2,283,374)
5.5% 10/1/52	(3,350,000)	(3,328,679)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(163,713,285)

TOTAL TBA SALE COMMITMENTS (Proceeds $278,030,982)		(276,171,397)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $339,360,776 or 15.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security is on loan at period end.
(f)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $6,505,988.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Level 3 security
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	231,714,564	406,109,453	409,112,332	1,194,962	-	-	228,711,685	0.4%
Fidelity Securities Lending Cash Central Fund 3.10%	25,486,340	482,808,536	445,108,797	78,002	-	-	63,186,079	0.2%
Total	257,200,904	888,917,989	854,221,129	1,272,964	-	-	291,897,764

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers who make markets in asset backed securities, collateralized mortgage obligations, and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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